August 22, 2012

U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Vanguard Bond Index Funds (the Trust)
File No. 33-6001

Commissioners:
Pursuant to Rule 497(e) under the Securities Act of 1933, we hereby file exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement dated August 14, 2012, filed pursuant to Rule 497(e), for Vanguard
Intermediate-Term Bond Index Fund, a series of the above mentioned Trust.
If you have any questions or comments concerning the foregoing, please contact me at
(610) 669-1955.

Sincerely,

Tara R. Buckley
Senior Counsel
The Vanguard Group, Inc.